Subsequent Events (Unaudited) - Additional Information (Detail) - 2021 Five-Year Credit Agreement [Member] $ in Millions	Apr. 30, 2022 USD ($)
Subsequent Event [Line Items]
Debt Instrument, Term	5 years
Cash payments to acquire businesses	$ 100.0
Proceeds from revolving facility	$ 100.0